Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current:
Domestic	¥ 243,993	¥ 95,183	¥ 28,128
Foreign	112,164	83,492	147,344
Total	356,157	178,675	175,472
Deferred:
Domestic	(308,214)	310,490	(18,949)
Foreign	(62,454)	(44,217)	(42,018)
Total	(370,668)	266,273	(60,967)
Income tax expense (benefit)	(14,511)	444,948	114,505
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	(87,628)	1,146	(29,747)
Debt valuation adjustments	10,296	(36,792)	23,908
Derivatives qualifying for cash flow hedges	(4,968)	12,244	4,012
Defined benefit plans	19,039	139,883	(57,685)
Foreign currency translation adjustments	96,742	(3,368)	(20,693)
Other Comprehensive Income (Loss), Tax (expense) or benefit	33,481	113,113	(80,205)
Total	¥ 18,970	¥ 558,061	¥ 34,300